Trade and other receivables	12 Months Ended
Jun. 30, 2026
Trade and other receivables
Trade and other receivables

15. Trade and other receivables

Group’s trade and other receivables as of June 30, 2026 and 2025 were as follows:

	06.30.2026	06.30.2025
Sale, leases and services receivables	98,550	92,496
Less: Allowance for doubtful accounts	(6,120)	(6,126)
Total trade receivables	92,430	86,370
Borrowings, deposits and others	66,577	68,459
Advances to suppliers	35,513	16,316
Tax receivables	7,088	11,987
Prepaid expenses	3,623	4,319
Dividends receivable	2,691	24,975
Others	5,600	5,230
Total other receivables	121,092	131,286
Total trade and other receivables	213,522	217,656
Non-current	8,673	44,065
Current	204,849	173,591
Total	213,522	217,656

Book amounts of Group’s trade and other receivables in foreign currencies are detailed in Note 32.

Trade accounts receivables are presented in the Consolidated Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2026	06.30.2025
Beginning of the year	6,126	5,728
Additions (i)	3,822	1,766
Recovery (i)	(165)	(251)
Exchange rate differences	826	947
Receivables written off during the year as uncollectible	(2,952)	(224)
Incorporation by business combination (ii)	223	-
Loss on net monetary position (IAS 29)	(1,760)	(1,840)
End of the year	6,120	6,126

(i)	Additions and recovery of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income (Note 25).
(ii)	See note 4 to these Consolidated Financial Statements.

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2026 and 2025 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Consolidated Statement of Financial Position):

	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	2,235	1,146	5,471	64,130	6,120	79,102	80.27%
Sale of properties and developments	88	-	-	19,360	-	19,448	19.73%
Total as of June 30, 2026	2,323	1,146	5,471	83,490	6,120	98,550	100.00%

Leases and services	3,307	1,584	9,720	59,306	6,126	80,043	86.54%
Sale of properties and developments	-	-	-	12,453	-	12,453	13.46%
Total as of June 30, 2025	3,307	1,584	9,720	71,759	6,126	92,496	100.00%